Retirement Benefit Schemes - Summary of Actuarial Assumptions Rate for Valuations Plans (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
US
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	3.40%	3.90%
Rate of increase in pensions in payment (%)	2.50%	2.50%
Rate of increase in deferred pensions (%)	0.00%	0.00%
Discount rate (%)	3.30%	4.30%
General inflation (%)	2.50%	2.50%
Weighted average duration of liabilities (years)	11 years 4 months 24 days	10 years 9 months 18 days
United Kingdom
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	3.00%	3.20%
Rate of increase in pensions in payment (%)	3.00%	3.20%
Rate of increase in deferred pensions (%)	2.20%	2.20%
Discount rate (%)	2.00%	2.90%
General inflation (%)	3.00%	3.20%
Weighted average duration of liabilities (years)	16 years 1 month 6 days	16 years
Germany
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	0.60%	1.70%
Rate of increase in pensions in payment (%)	0.40%	1.10%
Rate of increase in deferred pensions (%)	0.40%	1.10%
Discount rate (%)	0.30%	1.30%
General inflation (%)	0.40%	1.10%
Weighted average duration of liabilities (years)	14 years	8 years 2 months 12 days
Canada
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	3.00%	3.00%
Rate of increase in pensions in payment (%)	0.00%	0.00%
Rate of increase in deferred pensions (%)	0.00%	0.00%
Discount rate (%)	3.00%	3.80%
General inflation (%)	2.00%	2.00%
Weighted average duration of liabilities (years)	11 years	10 years 6 months
Netherlands
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	2.10%	2.10%
Rate of increase in pensions in payment (%)	0.90%	1.10%
Rate of increase in deferred pensions (%)	0.90%	1.10%
Discount rate (%)	1.10%	1.80%
General inflation (%)	2.00%	2.00%
Weighted average duration of liabilities (years)	17 years 9 months 18 days	17 years 6 months
Switzerland
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	1.30%	1.30%
Rate of increase in pensions in payment (%)	0.00%	0.00%
Rate of increase in deferred pensions (%)	0.00%	0.00%
Discount rate (%)	0.10%	0.90%
General inflation (%)	1.10%	1.10%
Weighted average duration of liabilities (years)	13 years 10 months 24 days	12 years 9 months 18 days